Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus KAR Capital Growth Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	7.06%	26.10%	34.81%	(35.90%)	11.88%	48.94%	39.94%	(7.57%)	35.53%	(1.00%)
Virtus KAR Equity Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	13.75%	9.50%	1.34%	(2.45%)	17.31%	14.81%	28.46%	(12.50%)	22.83%	12.20%
Virtus KAR Mid-Cap Core Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	0.74%	5.20%	22.68%	(19.75%)	25.26%	26.10%	30.93%	(4.17%)	24.95%	11.29%
Virtus KAR Mid-Cap Growth Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(3.23%)	7.67%	22.30%	(33.31%)	1.47%	65.38%	42.76%	7.80%	33.80%	2.17%
Virtus KAR Small-Cap Core Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(2.53%)	13.81%	32.38%	(10.86%)	18.94%	21.35%	40.19%	(1.92%)	34.98%	17.37%
Virtus KAR Small-Cap Growth Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(22.74%)	9.72%	20.36%	(30.22%)	4.34%	43.28%	40.26%	9.09%	36.99%	24.25%
Virtus KAR Small-Cap Value Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.48%)	9.81%	19.15%	(24.33%)	19.48%	28.16%	24.86%	(15.92%)	18.89%	24.48%
Virtus KAR Small-Mid Cap Core Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.36%)	9.08%	23.61%	(23.83%)	19.52%	33.45%	38.81%
Virtus KAR Small-Mid Cap Growth Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(8.33%)	12.39%	18.92%	(22.54%)	5.38%
Virtus KAR Small-Mid Cap Value Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(3.61%)	10.26%	16.95%	(20.43%)
Virtus SGA Global Growth Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	3.71%	10.43%	26.92%	(25.90%)	8.02%	30.93%	32.44%	(3.13%)	32.77%	4.07%
VIRTUS TACTICAL ALLOCATION FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.73%	14.33496%	22.38028%	(28.43285%)	6.59%	33.01%	27.00%	(7.15%)	19.84%	1.91%